Issuance of new shares (Details Narrative) - USD ($)		12 Months Ended
	Aug. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares purchase			3,750,000
Ordinary shares, par value		$ 0.0001	$ 0.0001
Investor shares, price per share	$ 0.55
Gross proceeds of equity amount	$ 1,375,000	$ 1,345,000	$ 13,176,717
Ordinary shares, shares issued		27,500,000	25,000,000
Ordinary shares, shares outstanding		27,500,000	25,000,000
Ordinary share capital increased amount		$ 2,750	$ 2,500
Additional paid-in capital		$ 13,880,837	$ 12,536,087
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares issued	25,000,000
Ordinary shares, shares outstanding	25,000,000
Ordinary share capital increased amount	$ 2,500
Additional paid-in capital	$ 12,536,087
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares issued	27,500,000
Ordinary shares, shares outstanding	27,500,000
Ordinary share capital increased amount	$ 2,750
Additional paid-in capital	$ 13,880,837
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares purchase	2,500,000	2,500,000	3,750,000
Ordinary shares, par value		$ 0.0001		$ 0.0001